Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of the right of use assets - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of the right of use assets [Line Items]
Opening balances	$ 147,997	$ 157,572
Gross balance	212,446
Net balance	137,879	147,997
Accumulated depreciation [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of the right of use assets [Line Items]
Accumulated depreciation	(74,567)	(49,576)
Gross balance [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of the right of use assets [Line Items]
Gross balance		197,573
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of the right of use assets [Line Items]
Opening balances	147,997	157,572
Gross balance	212,446
Net balance	137,879	147,997
Land and buildings [Member] | Accumulated depreciation [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of the right of use assets [Line Items]
Accumulated depreciation	(74,567)	(49,576)
Land and buildings [Member] | Gross balance [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of the right of use assets [Line Items]
Gross balance		197,573
Other [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of the right of use assets [Line Items]
Opening balances
Gross balance
Net balance
Other [Member] | Accumulated depreciation [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of the right of use assets [Line Items]
Accumulated depreciation
Other [Member] | Gross balance [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of composition of the right of use assets [Line Items]
Gross balance